Warrant Liability (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 Days
Warrant Liability [Line Items]
Exercise price per warrant		$ 11.17	$ 11.5
Warrant trading days	30	30		20
Warrants [member]
Warrant Liability [Line Items]
Weighted average exercise price	$ 16	$ 16
Public Warrant [Member]
Warrant Liability [Line Items]
Weighted average exercise price	12	12
Private Warrant [Member]
Warrant Liability [Line Items]
Weighted average exercise price	$ 14	$ 14
Sponsor [Member]
Warrant Liability [Line Items]
Warrant trading days		20